Derivatives and Fair Value Measurements - Amount of Gain or Losses Recognized in Income on Derivatives (Detail) - Cash Flow Hedging [Member] - Net Cost of Gas Sold [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ (7,598)	$ (2,363)	$ 976
Regulatory Deferral Accounting Treatment [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ 7,598	$ 2,363	$ (976)